Supplemental cash flow information	6 Months Ended
Jun. 30, 2018
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow information
Supplemental Cash Flow Information

The following is a tabular reconciliation of the Partnership's cash, cash equivalents and restricted cash balances for the periods presented in these consolidated financial statements:

	As at June 30,	As at December 31,	As at June 30,	As at December 31,
	2018	2017	2017	2016
	$	$	$	$
Cash and cash equivalents	241,202	221,934	212,267	227,378
Restricted cash (1)	12,425	28,360	96,728	92,265
Restricted cash - long-term (1)	—	—	2,992	22,644
	253,627	250,294	311,987	342,287

(1)	Restricted cash as at June 30, 2018 includes amounts held in escrow for certain future drydock costs and withholding taxes and office lease prepayments.
Restricted cash as at December 31, 2017 includes amounts held in escrow as collateral on the Partnership’s cross currency swaps and funds for certain vessel upgrade costs.
Restricted cash as at June 30, 2017 includes amounts held in escrow as collateral on the Partnership’s cross currency swaps, funds for certain vessel upgrade costs and a performance bond relating to the Petrojarl Knarr FPSO.
Restricted cash as at December 31, 2016 includes amounts held in escrow as collateral on the Partnership’s cross currency swaps, funds for certain vessel upgrade and drydock costs and a performance bond relating to the Petrojarl Knarr FPSO.